Property and Equipment, Net (Tables)	6 Months Ended
Sep. 30, 2024
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net	Property and equipment, net, consisted of the following:
	September 30, 2024	March 31, 2024
Property and buildings	$3,286,559	$3,122,152
Leasehold improvements	3,939,253	3,674,485
Land	2,374,575	2,249,401
Equipment and furniture	2,518,662	2,355,674
Automobiles	221,783	158,925
Software	639,695	606,559
Subtotal	12,980,527	12,167,196
Less: accumulated depreciation	(3,297,235)	(3,153,369)
Property and equipment, net	$9,683,292	$9,013,827